Accounts receivable and others (Details) - Schedule of breakdown of receivable by maturity - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Past due:
Trade and other receivables	R$ 489,156	R$ 387,315
Up to 30 days
Falling due:
Trade and other receivables	63,403	57,188
31 to 90 days
Falling due:
Trade and other receivables	23,035	44,424
91 to 180 days
Falling due:
Trade and other receivables	18,480	8,748
181 to 360 days
Falling due:
Trade and other receivables	57,328	34,954
Over 360 days
Falling due:
Trade and other receivables	324,937	240,407
Up to 30 days
Past due:
Trade and other receivables	205	378
31 to 90 days
Past due:
Trade and other receivables	39
181 to 360 days
Past due:
Trade and other receivables	456
Over 360 days
Past due:
Trade and other receivables	R$ 1,273	R$ 1,216